Share Based Compensation - Summary of Number of Shares and Synthetic Shares (Detail)	12 Months Ended
Dec. 31, 2022 shares
Members of Executive Board [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	9,600,000
Granted shares	2,800,000
Outstanding beginning	3,000,000
Increase/decrease due to performance condition 2022	(200,000)
Outstanding ending	3,500,000
Members of Executive Board [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2,000,000
Granted shares	700,000
Outstanding beginning	0
Exercised during 2022	0
Forfeited during 2022	0
Increase/decrease due to performance condition 2022	200,000
Outstanding ending	900,000
Members of Executive Board [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2,100,000
Granted shares	600,000
Outstanding beginning	900,000
Outstanding ending	900,000
Members of Executive Board [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	2,500,000
Granted shares	900,000
Outstanding beginning	1,300,000
Increase/decrease due to performance condition 2022	(400,000)
Outstanding ending	900,000
Members of Executive Board [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,000,000
Granted shares	600,000
Outstanding beginning	800,000
Outstanding ending	800,000
The President and CEO [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	0
Granted shares	1,300,000
Outstanding beginning	1,400,000
Increase/decrease due to performance condition 2022	(100,000)
Outstanding ending	1,600,000
The President and CEO [member] | LTV 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	0
Granted shares	300,000
Outstanding beginning	0
Exercised during 2022	0
Forfeited during 2022	0
Increase/decrease due to performance condition 2022	100,000
Outstanding ending	400,000
The President and CEO [member] | LTV 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	300,000
Outstanding beginning	500,000
Outstanding ending	500,000
The President and CEO [member] | LTV 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	400,000
Outstanding beginning	600,000
Increase/decrease due to performance condition 2022	(200,000)
Outstanding ending	400,000
The President and CEO [member] | LTV 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Granted shares	300,000
Outstanding beginning	300,000
Outstanding ending	300,000
Executive performance plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	3,200,000
Key contributor plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	19,900,000
Key contributor plan [member] | Key contributor plan 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	9,500,000
Key contributor plan [member] | Key Contributor Plan2021
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	5,400,000
Key contributor plan [member] | Key Contributor Plan 2020 (KC Plan 2020) [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	5,000,000
Key contributor plan [member] | Key Contributor Plan 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	0
Synthetic shares [member] | Executive performance plan [member] | EPP 2022 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	1,100,000
Synthetic shares [member] | Executive performance plan [member] | EPP 2021 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	1,100,000
Synthetic shares [member] | Executive performance plan [member] | EPP 2020 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	1,000,000
Synthetic shares [member] | Executive performance plan [member] | EPP 2019 [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Maximum shares required	0